Revenues - Schedule of disaggregated revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Product sales	€ 144,624	€ 114,797	€ 62,984
Other revenues from contracts with customers	8,075	245,709	284,202
Other non-IFRS 15 revenue	1,014	797	899
REVENUES	€ 153,713	€ 361,303	€ 348,086